                                             1933 Act Registration No.  33-60515
                                            1940 Act Registration No.  811-07279
AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 10, 1996

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           (Registration No. 33-60515)
                        Pre-Effective Amendment No.
                                                    -----
                       Post-Effective Amendment No.   4
                                                    -----
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                          (Registration No. 811-07279)
                               Amendment No.  5
                                            -----
                        (Check appropriate box or boxes)

                             PIPER FUNDS INC. -- II
               (Exact Name of Registrant as Specified in Charter)

        Piper Jaffray Tower, 222 South 9th Street, Minneapolis, MN 55402
        ----------------------------------------------------------------
        (Address of Principal Executive Offices)              (Zip Code)
       Registrant's Telephone Number, Including Area Code:  (612) 342-6384
                                                            --------------
                                   Paul A. Dow
                      Piper Capital Management Incorporated
                               Piper Jaffray Tower
               222 South 9th Street, Minneapolis, Minnesota 55402
               --------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Kathleen L. Prudhomme
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                          Minneapolis, Minnesota 55402

     immediately upon filing pursuant to paragraph (b) of rule 485
----
     on (specify date) pursuant to paragraph (b) of rule 485
----
     75 days after filing pursuant to paragraph (a) of rule 485, unless
---- effectiveness is accelerated by the staff of the Securities and Exchange
     Commission
     on (specify date) pursuant to paragraph (a) of rule 485
----
  X  60 days after filing pursuant to paragraph (a) of rule 485
----
     The Registrant has registered an indefinite number of its common shares pursuant to Regulation 270.24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the fiscal year ended August 31, 1996 was filed on or about October 24, 1996 and a Rule 24f-2 Notice for the fiscal period ended September 30, 1996 was filed on November 26, 1996.

                             PIPER FUNDS INC. -- II

                       Registration Statement on Form N-1A

                         ------------------------------

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 481(a)

                         ------------------------------

     Item No.                           Prospectus Heading
     --------                           ------------------

1.   Cover Page. . . . . . . . . . .    Cover Page (no caption)

2.   Synopsis. . . . . . . . . . . .    Introduction; Fund Expenses

3.   Financial Highlights. . . . . .    Financial Highlights

4.   General Description of
       Registrant. . . . . . . . .      Introduction; Investment Objectives and
                                        Policies

5.   Management of the Fund. . . . .    Management

6.   Capital Stock and Other
       Securities. . . . . . . . . .    General Information; Introduction;
                                        Dividends and Distributions; Tax Status

7.   Purchase of Securities
       Being Offered . . . . . . . .    Distribution of Fund Shares;  How to
                                        Purchase Shares; Reducing Your Sales
                                        Charge; Special Purchase Plans;
                                        Valuation of Shares; Shareholder
                                        Services

8.   Redemption or Repurchase. . . .    How to Redeem Shares; Shareholder
                                        Services

9.   Pending Legal Proceedings . . .    General Information

                                        STATEMENT OF ADDITIONAL INFORMATION
                                        HEADING

10.  Cover Page. . . . . . . . . . .    Cover Page (no caption)

11.  Table of Contents . . . . . . .    Cover Page (no caption)

12.  General Information
       and History . . . . . . . . .    General Information; Pending Litigation

13.  Investment Objectives
       and Policies. . . . . . . . .    Investment Policies and Restrictions

14.  Management of the Fund. . . . .    Directors and Executive Officers

15.  Control Persons and Principal
       Holders of Securities . . . .    Capital Stock and Ownership of Shares

16.  Investment Advisory and
       Other Services. . . . . . . .    Investment Advisory and Other Services

17.  Brokerage Allocation. . . . . .    Portfolio Transactions and Allocation of
                                        Brokerage

18.  Capital Stock and Other
       Securities. . . . . . . . . .    Capital Stock and Ownership of Shares

19.  Purchase, Redemption and
       Pricing of Securities
       Being Purchased . . . . . . .    Net Asset Value and Public Offering
                                        Price; Performance Comparisons; Purchase of Shares; Redemption of Shares

20.  Tax Status. . . . . . . . . . .    Taxation

21.  Underwriters. . . . . . . . . .    Investment Advisory and Other Services;
                                        Portfolio Transactions and Allocation of
                                        Brokerage

22.  Calculations of
       Performance Data. . . . . . .    Performance Comparisons

23.  Financial Statements. . . . . .    Financial Statements

                           Incorporation by Reference
                                       and
                                Explanatory Note

          Part A (Prospectus) of this Registration Statement is incorporated by reference from Post-Effective Amendment No. 30 to the Registration Statement of Piper Funds Inc. (File Nos. 33-10261 and 811-4905) filed on November 6, 1996. Such Prospectus combines two Registrants: one series of Piper Funds Inc.--II and two series of Piper Funds Inc.

          The Part B (Statement of Additional Information) of this Registration Statement is incorporated by reference from Post-Effective Amendment No. 34 to the Registration Statement of Piper Funds Inc. (File Nos. 33-10261 and 811-4905) filed on December 9, 1996. Such Part B also combines the same two Registrants: one series of Piper Funds Inc.--II and two series of Piper Funds Inc. Post-Effective Amendment No. 34 was filed pursuant to Rule 485(a) to become effective 60 days from the day of filing. Although the combined Prospectus of the above-mentioned two Registrants has not changed, the Part B has changed to reflect that Intermediate Bond Fund (a series of Piper Funds Inc.) will offer Class Y shares.

          This Registration Statement contains the cover page, cross-reference sheet and a revised Part C (which eliminates Intermediate Bond Fund, a series of Piper Funds Inc.). The Part C for Intermediate Bond Fund is now contained in a Part C filed with Post-Effective Amendment No. 34 to the Registration Statement of Piper Funds Inc.

                                     PART C

                                OTHER INFORMATION

                           Government Income Fund and
                    Adjustable Rate Mortgage Securities Fund

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial statements are incorporated by reference to the Registrants' Annual Reports previously filed with the Commission.

     (b-1)  Exhibits of Government Income Fund:

            1.1   Restated Articles of Incorporation dated November 23, 1993 *
            1.2   Certificate of Designation of Series M Common Shares *
            2.1   Bylaws *
            2.2   Amendment to Bylaws dated July 6, 1995 *
            2.3   Amendment to Bylaws dated September 13, 1996 (1)
            5.1   Investment Advisory and Management Agreement dated
                  February 19, 1987 *
            5.2   Supplement to Investment Advisory and Management Agreement
                  dated April 4, 1988 *
            5.3   Supplement to Investment Advisory and Management Agreement
                  dated March 16, 1990 *
            5.4   Supplement to Investment Advisory and Management Agreement
                  dated July 21, 1992 *
            5.5   Supplement to Investment Advisory and Management Agreement
                  dated April 10, 1995 *
            6.1   Underwriting and Distribution Agreement (4)
            6.2   Dealer Agreement (4)
            9.1   Shareholder Account Servicing Agreement between Piper Funds
                  Inc. and Piper Trust Company (4)
            9.2   Shareholder Account Servicing Agreement between Piper Funds
                  Inc. and Piper Jaffray Inc. (4)
            10    Opinion and Consent of Dorsey & Whitney P.L.L.P. dated
                  April 7, 1995 *
            11    Consent of KPMG Peat Marwick LLP (2)
            13    Letter of Investment Intent dated April 6, 1995 *
            15.1  Plan of Distribution (4)
            15.2  Supplement to Distribution Plan dated April 10, 1995 *
            17.1  Power of Attorney dated November 15, 1996 (3)

     ---------------------
     * Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A filed with the Commission on November 27, 1995.
     (1) Incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A filed with the Commission on September 13, 1996.
     (2) Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed with the Commission on November 26, 1996.

     (3) Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed with the Commission on November 25, 1996.

     (4)    To be filed by amendment.

     (b-2)  Exhibits of Adjustable Rate Mortgage Securities Fund:

            1.1   Articles of Incorporation (1)
            1.2   Amendment to Articles of Incorporation (1)
            2     Bylaws (1)
            5     Investment Advisory and Management Agreement (2)
            6.1   Underwriting and Distribution Agreement (2)
            6.2   Dealer Agreement (2)
            8     Custody and Investment Accounting Agreement (2)
            9.1   Agency Agreement (2)
            9.2   Shareholder Account Servicing Agreement (4)
            10    Opinion and Consent of Dorsey & Whitney P.L.L.P. (2)
            11    Consent of KPMG Peat Marwick LLP (5)
            15    Plan of Distribution (1)
            16    Computation of Performance Quotations (3)
            25    Power of Attorney (6)

--------------
     (1) Incorporated by reference to the Registrant's Registration Statement on Form N-14, File No. 33-58849.
     (2) Incorporated by reference to the initial Registration Statement of Piper Funds Inc.--II on Form N-1A filed June 23, 1995.
     (3) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Piper Funds Inc.--II on Form N-1A filed September 5, 1995.
     (4) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of Piper Funds Inc.--II on Form N-1A filed December 18, 1995.
     (5) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement of Piper Funds Inc.--II on Form N-1A filed November 6, 1996.
     (6) Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement of Piper Funds Inc. (File Nos. 33-10261 and 811-4905) on Form N-1A filed with the Commission on November 25, 1996.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANTS

     No person is directly or indirectly controlled by or under common control with the Registrants.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

     As of January __, 1997:                                  Number of
                                        Title of Class      Record Holders
                                        --------------      --------------

Government Income Fund                  Common Shares
Adjustable Rate Mortgage
   Securities Fund                      Common Shares

ITEM 27.  INDEMNIFICATION

     The Articles of Incorporation and Bylaws of the Registrant provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner and under such circumstances, to the full extent permitted by
Section 302A.521, Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of
Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding of the person against judgments, penalties, fines, settlements, and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

     Insofar as the indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information on the business of the Adviser is described in the section of the Prospectus, incorporated by reference in this Registration Statement, entitled "Management -- Investment Adviser."

     The officers and directors of the Adviser and their titles are as follow:

          Name                               Title
          ----                               -----

     William H. Ellis                   President, Director and Chairman of
                                           the Board
     Charles N. Hayssen                 Director
     Bruce C. Huber                     Director
     David E. Rosedahl                  Director
     Momchilo Vucenich                  Director
     Paul A. Dow                        Senior Vice President and
                                           Chief Investment Officer
     Susan S. Miley                     Senior Vice President, General
                                        Counsel and Secretary
     Worth Bruntjen                     Senior Vice President
     Michael C. Derck                   Senior Vice President
     Richard W. Filippone               Senior Vice President
     John J. Gibas                      Senior Vice President
     Marijo A. Goldstein                Senior Vice President
     Mark R. Grotte                     Senior Vice President
     Jerry F. Gudmundson                Senior Vice President
     Robert C. Hannah                   Senior Vice President
     Lynne Harrington                   Senior Vice President
     Kim Jenson                         Senior Vice President
     Lisa A. Kenyon                     Senior Vice President
     Thomas S. McGlinch                 Senior Vice President
     Curt D. McLeod                     Senior Vice President
     Steven V. Markusen                 Senior Vice President
     Paula Meyer                        Senior Vice President
     Robert H. Nelson                   Senior Vice President
     Gary Norstrem                      Senior Vice President
     Nancy S. Olsen                     Senior Vice President
     Ronald R. Reuss                    Senior Vice President
     Bruce D. Salvog                    Senior Vice President
     John K. Schonberg                  Senior Vice President
     Sandra K. Shrewsbury               Senior Vice President
     David M. Steele                    Senior Vice President
     Robert H. Weidenhammer             Senior Vice President
     John G. Wenker                     Senior Vice President
     Douglas J. White                   Senior Vice President
     Cynthia K. Castle                  Vice President
     Richard Daly                       Vice President
     Molly Destro                       Vice President
     Julie Deutz                        Vice President
     Joyce A. K. Halbe                  Vice President
     Joan L. Harrod                     Vice President
     Mary M. Hoyme                      Vice President
     Amy K. Johnson                     Vice President
     Russell J. Kappenman               Vice President

     Kimberly F. Kaul                   Vice President
     John D. Kightlinger                Vice President
     Wan-Chong Kung                     Vice President
     Steven Meyer                       Vice President
     Thomas Moore                       Vice President
     Chris Neuharth                     Vice President
     Paul D. Pearson                    Vice President
     Eric L. Siedband                   Vice President
     Catherine M. Stienstra             Vice President
     Shaista Tajamal                    Vice President
     Jill A. Thompson                   Vice President
     Jane K. Welter                     Vice President
     Marcy K. Winson                    Vice President
     Fong P. Woo                        Vice President

     Principal occupations of Messrs. Ellis, Dow, Nelson and Ms. Miley are set forth in the Statement of Additional Information under the heading "Directors and Officers." MR. HAYSSEN is a Director of the Adviser and has been Chief Information Officer of Piper Jaffray Companies Inc. since January 1996 and a Managing Director of Piper Jaffray Inc. ("Piper Jaffray") since 1986, prior to which he was a Managing Director of Piper Jaffray Companies Inc. from 1987 to 1995, Chief Financial Officer of Piper Jaffray from 1988 to 1995, Chief Financial Officer of the Adviser from 1989 to 1995 and Chief Operating Officer
of the Adviser from 1994 to 1995.   MR. HUBER has been a Director of the Adviser
since 1985 and a Managing Director of Piper Jaffray since 1986. MR. ROSEDAHL is a Director of the Adviser and Managing Director and Secretary for Piper Jaffray and Managing Director, Secretary and General Counsel for Piper Jaffray Companies Inc. MR. VUCENICH has been a Director of the Adviser since 1994 and a Managing Director of Piper Jaffray Inc. since 1993.

     MR. BRUNTJEN has been a Senior Vice President of the Adviser since 1988. MR. DERCK has been a Vice President of the Adviser since November 1992, prior to which he had been a manager of Advisory Accounts Services with the Adviser since April 1992 and, before that, an Assistant Vice President at First Trust since 1976. MR. FILIPPONE has been a Senior Vice President of the Adviser since 1991. MR. GIBAS has been a Senior Vice President of the Adviser since 1992, prior to which he had been a Vice President of the Adviser from 1987 to 1992. MS. GOLDSTEIN has been a Senior Vice President of the Adviser since 1993, prior to which she was a Vice President of the Adviser from 1991 to 1993. MR. GROTTE has been a Senior Vice President of the Adviser since 1992, prior to which he had been a Vice President of the Adviser from 1988 to 1992. MR. GUDMUNDSON has been a Senior Vice President of the Adviser since 1995, prior to which he was an Executive Vice President at Resource Capital Advisers from 1991 to 1995. MR. HANNAH has been a Senior Vice President of the Adviser since 1995, prior to which he was manager of Craig and Associates in Seattle, Washington from 1993 to 1994, and prior thereto, he was manager of Exvere in Seattle from January 1993 to August 1993 and a registered representative at Geneva in Irvine, California from 1991 to 1992. MS. HARRINGTON has been a Senior Vice President of the Adviser since 1995, prior to which she was a Managing Director at Piper Jaffray Inc. in the Public Finance Department. MS. KENYON has been a Senior Vice President of the Adviser since 1992, prior to which she had been a financial adviser for a private family in Los Angeles. MS. JENSON has been a Senior Vice President of the Adviser since 1996, prior to which she was a Managing Director at Piper Trust since 1991. MR. MCGLINCH has been a Senior Vice President of the Adviser since 1995, prior to which he had been a Vice President of the Adviser since 1992 and, prior thereto, he had been a specialty products trader at FBS Investment Services from 1990 to 1992. MR. MCLEOD has been a Senior Vice President of the Adviser since 1995, prior to which he had been an analyst at the Adviser since 1988. MR. MARKUSEN has been a Senior Vice President of the Adviser since 1993, prior to which had been a senior vice president of Investment Advisers, Inc., in Minneapolis, Minnesota from 1989 to 1993. MS. MEYER has been a Senior Vice President of the Adviser since 1994, prior to which she had been a Vice President of Secura Insurance, Appleton, Wisconsin from 1988 to 1994. MR. NORSTREM has been a Senior Vice President of the Adviser since 1993, prior to which he was Treasurer of the City of Saint Paul, Minnesota for twenty-eight years. MS. OLSEN has been a Senior Vice President of the Adviser since 1991. MR. REUSS has been a Senior Vice President of the Adviser since 1989. MR. SALVOG has been a Senior Vice President of the Adviser since 1992, prior to which he had been a portfolio manager at Kennedy & Associates in Seattle, Washington from 1984 to 1992. MR. SCHONBERG has been a Senior Vice President of the Adviser since 1995, prior to which he was a Vice President of the Adviser from 1992 to 1995 and a portfolio manager for the Adviser since 1989. MS. SHREWSBURY has been a Senior Vice President of the Adviser since 1993, prior to which she had been a Managing Director of Piper Jaffray since 1992, and a Vice President of Piper Jaffray since 1990. MR. STEELE has been a Senior Vice President of the Adviser since 1992, prior to which he had been a portfolio manager at Kennedy & Associates in Seattle, Washington from 1987 to 1992. MR. WEIDENHAMMER has been a Senior Vice President of the Adviser since 1991. MR. WENKER has been a Senior Vice President of the Adviser since 1993, prior to which he had been a Managing Director of Piper Jaffray from 1992 to 1993, and prior thereto, the Director of Revitalization Resources of the Minneapolis Community Development Agency from 1990 to 1992.
MR. WHITE has been a Senior Vice President of the Adviser since 1991.

     MS. CASTLE has been a Vice President of the Adviser since 1994, prior to which she was a client service associate of the Adviser since 1990. MR. DALY has been a Vice President of the Adviser since 1992, prior to which he was an Assistant Vice President of the Piper Jaffray since 1990 and a broker with Piper Jaffray from 1987 to 1992. MS. DESTRO has been aVice President of the Adviser since 1994, prior to which she was an Accounting Manager from 1993 to 1994 and mutual fund accountant from 1991 to 1993 with the Adviser. MS. DEUTZ has been a Vice President of the Adviser since September 1995, prior to which she was an Assistant Vice President at Daiwa Bank, Ltd. from 1992 to September 1995 and a manager of financial reporting at The Churchill Companies from 1991 to 1992.
MS. HALBE has been a Vice President of the Adviser since 1996, prior to which she was a Vice President at First Asset Management since 1990. MS. HARROD has been a Vice President of the Adviser since 1992 and has been a trader for the Adviser since 1989. MS. HOYME has been a Vice President of the Adviser since 1996, prior to which she had been a Vice President at First Asset Management since 1989. MS. JOHNSON has been aVice President of the Adviser since 1994, prior to which she was an Accounting Manager from 1993 to 1994 and mutual fund accountant from 1991 to 1993 with the Adviser. MR.

KAPPENMAN has been a Vice President of the Adviser since 1991. MS. KAUL has been a Vice President and Director of Corporate Communications of the Adviser since 1991. MR. KIGHTLINGER has been a Vice President of the Adviser since 1991. MS. KUNG has been a Vice President of the Adviser since 1993, prior to which she had been a Senior Consultant at Cytrol Inc. from 1989 to 1992. MR. MEYER has been a Vice President of the Adviser since 1994 and manager of Systems Integration for the Adviser since 1991. MR. MOORE has been a Vice President of the Adviser since 1992, prior to which he was a Portfolio Manager at Alpine Capital Management from 1990 to 1992 and a broker at Hanifen Capital Management from 1990 to 1992. MR. NEUHARTH has been a Vice President of the Adviser since 1996, prior to which he had been a senior mortgage trader at FBS Mortgage since 1995, and prior thereto, a fixed income portfolio manager at Fortis Financial since 1987. MR. PEARSON has been a Vice President of the Adviser since 1995, prior to which he was Mutual Funds Accounting Manager of the Adviser from 1994 to 1995 and prior thereto, Director of Fund Operations at Norwest Bank, Minneapolis from 1992 to 1994. MR. SIEDBAND has been a Vice President of the Adviser since 1992. MS. STIENSTRA has been a Vice President of the Adviser since November 1995 and a municipal bond trader of the Adviser since June 1995, prior to which she was an assistant analyst of the Adviser from 1991 to 1994. MS. TAJAMAL has been a Vice President of the Adviser since 1995 and a portfolio manager of the Adviser since 1993, prior to which she was a money market analyst of the Adviser from 1990 to 1993. MS. THOMPSON has been a Vice President of the Adviser since 1994, prior to which she had been a Vice President at First Asset Management since 1991. MS. WELTER has been a Vice President of the Adviser since 1994, prior to which she was a client service associate of the Adviser since 1993 and a mutual fund accountant with the Adviser from 1990 to 1993. MS. WINSON has been a Vice President of the Adviser since November 1993, prior to which she was an Assistant Vice President of the Adviser since March 1993 and an educator from 1990 to 1992. MR. WOO has been a Vice President of the Adviser since 1994, prior to which he was a municipal credit analyst of the Adviser since 1992 and a credit specialist at a commercial trading firm from 1991 to 1992.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Piper Jaffray Inc. acts as principal underwriter for the Registrant and also for three other open-end investment companies, Piper Funds Inc. -- II, the shares of which are currently offered in one series, Piper Institutional Funds Inc., the shares of which are currently offered in one series and Piper Global Funds Inc., the shares of which are currently offered in two series. Piper Jaffray has acted as principal underwriter in connection with the initial public offering of shares of 23 closed-end investment companies.

     (b) The name, positions and offices with Piper Jaffray Inc., and positions and offices with the Registrant of each director and officer of Piper Jaffray Inc. are as follow:

                           Positions and Offices          Positions and Offices
      Name                    with Underwriter               with Registrant
      ----                 ---------------------          ---------------------

Addison L. Piper           Chairman of the Board of                None
                           Directors and Chief Executive
                           Officer

Ralph W. Burnet            Member of the Board                     None
                           of Directors

William H. Ellis           Member of the Board                     None
                           of Directors

John L. McElroy, Jr.       Member of the Board                     None
                           of Directors

Kathy Halbreich            Member of the Board                     None
                           of Directors

Robert S. Slifka           Member of the Board                     None
                           of Directors

David Stanley              Member of the Board                     None
                           of Directors

James J. Bellus            Managing Director                       None

AnnDrea M. Benson          Managing Director and                   None
                           General Counsel

Lloyd K. Benson            Managing Director                       None

Gary J. Blauer             Managing Director                       None

Karen M. Bohn              Managing Director                       None

Sean K. Boyea              Managing Director                       None

Ronald O. Braun            Managing Director                       None

Jay A. Brunkhorst          Managing Director                       None

Kenneth S. Cameranesi      Managing Director                       None

Stephen M. Carnes          Managing Director                       None

                           Positions and Offices          Positions and Offices
      Name                    with Underwriter               with Registrant
      ----                 ---------------------          ---------------------

Joseph V. Caruso           Managing Director                       None

Antonio J. Cecin           Managing Director                       None

Joyce E. Chaney            Managing Director                       None

Kenneth P. Clark           Managing Director                       None

Linda A. Clark             Managing Director                       None

Stephen B. Clark           Managing Director                       None

David P. Crosby            Managing Director                       None

Mark A. Curran             Managing Director                       None

George S. Dahlman          Managing Director                       None

Jack C. Dillingham         Managing Director                       None

Mark T. Donahoe            Managing Director                       None

Darci L. Doneff            Managing Director                       None

Andrew S. Duff             Managing Director                       None

Andrew W. Dunleavy         Managing Director                       None

Richard A. Edstrom         Managing Director                       None

Fred R. Eoff, Jr.          Managing Director                       None

Richard D. Estenson        Managing Director                       None

Francis E. Fairman IV      Managing Director                       None

John R. Farrish            Managing Director                       None

G. Richard Ferguson        Managing Director                       None

Paul Ferry                 Managing Director                       None

Mark E. Fisler             Managing Director                       None

Michael W. Follett         Managing Director                       None

                           Positions and Offices          Positions and Offices
      Name                    with Underwriter               with Registrant
      ----                 ---------------------          ---------------------

Daniel P. Gallaher         Managing Director                       None

Peter M. Gill              Managing Director                       None

Kevin D. Grahek            Managing Director                       None

Paul D. Grangaard          Managing Director                       None

James S. Harrington        Managing Director                       None

Charles N. Hayssen         Managing Director                       None

William P. Henderson       Managing Director                       None

Allan F. Hickok            Managing Director                       None

Richard L. Hines           Managing Director                       None

David B. Holden            Managing Director                       None

Charles E. Howell          Managing Director                       None

Bruce C. Huber             Managing Director                       None

Elizabeth A. Huey          Managing Director                       None

John R. Jacobs             Managing Director                       None

Earl L. Johnson            Managing Director                       None

Richard L. Johnson         Managing Director                       None

Nicholas P. Karos          Managing Director                       None

Paul P. Karos              Managing Director                       None

Richard G. Kiss            Managing Director                       None

Gordon E. Knudsvig         Managing Director                       None

Jerome P. Kohl             Managing Director                       None

Eric W. Larson             Managing Director                       None

Dan L. Lastavich           Managing Director                       None

                           Positions and Offices          Positions and Offices
      Name                    with Underwriter               with Registrant
      ----                 ---------------------          ---------------------

Robert J. Magnuson         Managing Director                       None

Robert E. Mapes            Managing Director                       None

Peter T. Mavroulis         Managing Director                       None

Michael P. McMahon         Managing Director                       None

G. Terry McNellis          Managing Director                       None

Thomas A. Medlin           Managing Director                       None

Darryl L. Meyers           Managing Director                       None

Joseph E. Meyers           Managing Director                       None

John V. Miller             Managing Director                       None

Dennis V. Mitchell         Managing Director                       None

Edward P. Nicoski          Managing Director                       None

Barry J. Nordstrand        Managing Director                       None

Benjamin S. Oehler         Managing Director                       None

Brooks G. O'Neil           Managing Director                       None

John P. O'Neill            Managing Director                       None

John Otterlei              Managing Director                       None

Robin C. Pfister           Managing Director                       None

Laurence S. Podobinski     Managing Director                       None

Steven J. Proeschel        Managing Director                       None

Rex W. Ramsay              Managing Director                       None

Brian J. Ranallo           Managing Director                       None

Roger W. Redmond           Managing Director                       None

Robert P. Rinek            Managing Director                       None

                           Positions and Offices          Positions and Offices
      Name                    with Underwriter               with Registrant
      ----                 ---------------------          ---------------------

Wesley L. Ringo            Managing Director                       None

Jim M. Roane               Managing Director                       None

Deborah K. Roesler         Managing Director                       None

Russ E. Rogers             Managing Director                       None

David E. Rosedahl          Managing Director                       None
                           and Secretary

Terry D. Sandven           Managing Director                       None

Thomas P. Schnettler       Managing Director                       None

Steven R. Schroll          Managing Director                       None

Joyce Nelson Schuette      Managing Director                       None\

Lawrence M. Schwartz, Jr.  Managing Director                       None

Morton D. Silverman        Managing Director                       None

Linda E. Singer            Managing Director                       None

David P. Sirianni          Managing Director                       None

Arch C. Smith              Managing Director                       None

Robert L. Sonnek           Managing Director                       None

Thomas E. Stanberry        Managing Director                       None

DeLos V. Steenson          Managing Director                       None

D. Greg Sundberg           Managing Director                       None

Robert D. Swerdling        Managing Director                       None

William H. Teeter          Managing Director                       None

Ann C. Tillotson           Managing Director                       None

Marie Uhrich               Managing Director                       None

Momchilo Vucenich          Managing Director                       None

Charles M. Webster, Jr.    Managing Director                       None

Darrell L. Westby          Managing Director                       None

David R. Westcott          Managing Director                       None

Douglas R. Whitaker        Managing Director                       None

James H. Wilford           Managing Director                       None

Stephen W. Woodard         Managing Director                       None

Mark Wren                  Managing Director                       None

Saul Yaari                 Managing Director                       None

Beverly J. Zimmer          Managing Director                       None

The principal business address of each of the individuals listed above is Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402-3804.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The physical possession of the accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 to 3la-3 promulgated thereunder is maintained by the Registrants at Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402-3804, except that the physical possession of certain accounts, books and other documents related to the custody of the Registrants' securities is maintained by Investors Fiduciary Trust Company, 127 West Tenth Street, Kansas City, Missouri 64105.

ITEM 31.  MANAGEMENT SERVICES

     Not applicable.

ITEM 32.  UNDERTAKINGS

     (a)  Not applicable.

     (b)  Not applicable.

     (c) Each recipient of a prospectus of any series of the Registrants may request the latest Annual Report of such series, and such Annual Report will be furnished by the Registrants without charge.

                                    SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 9th day of December 1996.

                                             PIPER FUNDS INC. -- II
                                              (Registrant)


                                             By   /s/ Paul A. Dow
                                                -----------------------------
                                                   Paul A. Dow
                                                   President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Paul A. Dow               President (principal     December 9, 1996
--------------------------    executive officer)
Paul A. Dow

/s/ Robert H. Nelson          Treasurer (principal     December 9, 1996
-------------------------     financial and
Robert H. Nelson              accounting officer)

David T. Bennett*             Director

Jaye F. Dyer*                 Director

William H. Ellis*             Director

Karol D. Emmerich*            Director

Luella G. Goldberg*           Director

David A. Hughey*              Director

George Latimer*               Director

*By  /s/ William H. Ellis                              December 9, 1996
    ----------------------
     William H. Ellis,
      Attorney-in-Fact